Business Segment Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Cash	$ 1.7	$ 5.9
Long-term nonutility investments	$ 5.2	$ 5.1
Nonutility assets representation rate, (percent, less than)	1.00%	1.00%
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Reportable segments | segment	1